Interest expense and finance costs (Tables)	6 Months Ended
Jun. 30, 2018
Interest Expense And Finance Costs [Abstract]
Schedule of Interest expense and finance costs
	Six months ended
	Jun 30, 2018	Jun 30, 2017
Interest incurred	10,730,988	8,826,263
Amortization of deferred finance fees	1,196,203	1,253,898
Write-off of deferred finance fees in relation to refinancing	414,897	524,123
	12,342,088	10,604,284